LONG-TERM DEPOSITS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long Term Deposits [Line Items]
Concession fee deposits	$ 920	$ 5,516
Office rental deposits	430	523
Total long-term deposits	$ 1,350	$ 6,039